Deposits by Banks (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 35,189	£ 33,862
Drawdown from TFS	0	0
Drawdown from TFSME	31,900	31,900
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	447	414
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	1,637	941
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 33,105	£ 32,507